INCOME TAXES - Deferred income taxes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax assets			CAD 3	CAD 8
Deferred tax liabilities			(2,206)	(1,917)
Net deferred tax liability	CAD (1,909)	CAD (2,057)	(2,203)	(1,909)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,909)	(2,057)
(Expense) recovery in net income	(284)	62
(Expense) recovery in other comprehensive income	(5)	86
Other	(5)
Deferred tax assets (liabilities), end of period	(2,203)	(1,909)
Property, plant and equipment and inventory
Deferred tax assets and liabilities
Net deferred tax liability	(947)	(921)	(1,060)	(947)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(947)	(921)
(Expense) recovery in net income	(113)	(26)
(Expense) recovery in other comprehensive income	0	0
Other	0
Deferred tax assets (liabilities), end of period	(1,060)	(947)
Goodwill and other intangibles
Deferred tax assets and liabilities
Net deferred tax liability	(953)	(844)	(1,075)	(953)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(953)	(844)
(Expense) recovery in net income	(117)	(109)
(Expense) recovery in other comprehensive income	0	0
Other	(5)
Deferred tax assets (liabilities), end of period	(1,075)	(953)
Stub period income and partnership reserve
Deferred tax assets and liabilities
Net deferred tax liability	0	(178)		0
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	0	(178)
(Expense) recovery in net income		178
(Expense) recovery in other comprehensive income		0
Deferred tax assets (liabilities), end of period		0
Investments
Deferred tax assets and liabilities
Net deferred tax liability	(61)	(61)	(126)	(61)
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(61)	(61)
(Expense) recovery in net income	(3)	7
(Expense) recovery in other comprehensive income	(62)	(7)
Other	0
Deferred tax assets (liabilities), end of period	(126)	(61)
Non-capital loss carryforwards
Deferred tax assets and liabilities
Net deferred tax liability	24	32	18	24
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	24	32
(Expense) recovery in net income	(6)	(8)
(Expense) recovery in other comprehensive income	0	0
Other	0
Deferred tax assets (liabilities), end of period	18	24
Other
Deferred tax assets and liabilities
Net deferred tax liability	28	(85)	CAD 40	CAD 28
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	28	(85)
(Expense) recovery in net income	(45)	20
(Expense) recovery in other comprehensive income	57	93
Other	0
Deferred tax assets (liabilities), end of period	CAD 40	CAD 28